Commitments and Contingencies - Rental Payments (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
June 30, 2014	$ 2,080
June 30, 2015	901
June 30, 2016	627
June 30, 2017	273
June 30, 2018	236
June 30, 2019 and thereafter	$ 2,021